Nationwide Mutual Funds
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Emerging Markets Equity Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide HighMark Balanced Fund
Nationwide HighMark Bond Fund
Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide HighMark Large Cap Core Equity Fund
Nationwide HighMark Large Cap Growth Fund
Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide HighMark Short Term Bond Fund
Nationwide HighMark Small Cap Core Fund
Nationwide HighMark Value Fund
Nationwide Ziegler Equity Income Fund
Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide Ziegler Wisconsin Tax Exempt Fund

Supplement dated April 15, 2015
to the Statement of Additional Information dated March 1, 2015

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Nationwide HighMark Small Cap Core Fund (the “Fund”)

The information in the table regarding the Fund under the “Investment Adviser” section on page 68 of the SAI is deleted in its entirety and replaced with the following:

Fund	Assets	Investment Advisory Fee
Nationwide HighMark Small Cap Core Fund	$0 up to $500 million $500 million and more	0.90 0.85	% %

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE